Borrowings and financial liabilities - Sensitivity analysis (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 19, 2021 EUR (€)	Sep. 20, 2021 EUR (€)
Atlas Tranche 7 Member
Disclosure of financial liabilities [line items]
Fair value of the convertible notes (in thousands of €)	€ 3,077		€ 3,518
Atlas Tranche 7 Member | Sixty One Percentage Volatility over next Six months Member
Disclosure of financial liabilities [line items]
Fair value of the convertible notes (in thousands of €)	3,173
Atlas Tranche 7 Member | Eighty Five Percentage Volatility over next Twelve Months Member
Disclosure of financial liabilities [line items]
Fair value of the convertible notes (in thousands of €)	3,383
Atlas Tranche 8 Member
Disclosure of financial liabilities [line items]
Fair value of the convertible notes (in thousands of €)	3,550	€ 3,646
Atlas Tranche 8 Member | Sixty One Percentage Volatility over next Six months Member
Disclosure of financial liabilities [line items]
Fair value of the convertible notes (in thousands of €)	3,661
Atlas Tranche 8 Member | Eighty Five Percentage Volatility over next Twelve Months Member
Disclosure of financial liabilities [line items]
Fair value of the convertible notes (in thousands of €)	€ 3,903
Non-convertible Bonds And Convertible Notes To Kreos, 2021
Disclosure of financial liabilities [line items]
Prepayment Notice Period	30 days
Discount Rate Prepayment Calculation	10.00%
Amount to be received upon conversion event in percentage of total interest paid	10.00%
Volatility | Atlas Tranche 7 Member
Disclosure of financial liabilities [line items]
Input to valuation	49.65		46.34
Volatility | Atlas Tranche 8 Member
Disclosure of financial liabilities [line items]
Input to valuation	49.65	59.48